Fair Value Measurements - Fair Value Financial Instruments (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Impaired Loans	$ 1,172,294	$ 1,189,873
Real estate held for resale	225,872	340,872
Total Fair Value Measurement	1,398,166	1,530,475
Fair Value Level Measurement Level 1
Impaired Loans
Real estate held for resale
Total Fair Value Measurement
Fair Value Level Measurement Level 2
Impaired Loans
Real estate held for resale
Total Fair Value Measurement
Impaired Loans
Impaired Loans	1,172,294	1,189,873
Real estate held for resale	225,872	340,872
Total Fair Value Measurement	$ 1,398,166	$ 1,530,745